LOSS PER SHARE	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
LOSS PER SHARE

NOTE 33 — LOSS PER SHARE

	Years ended December 31,
	2025		2024	2023

Loss per share from continuing operations	$
Basic and diluted loss per share		(0.55)	(0.99)	(0.84)

Loss per share from continuing operations and discontinuing operations
Basic and diluted loss per share		(0.55)	(1.03)	(1.03)
The calculation of basic and diluted loss per share has been based on the following loss attributable to ordinary shareholders and the weighted average number of ordinary shares
Net Loss		$(55,457,325)	$(24,939,822)	(5,711,222)
Non-Controlling Interest		(190,211)	(57,746)	(54,079)
Loss Attributed to Ordinary Shareholders		$(55,267,114)	$(24,882,076)	(5,657,143)

Weighted Average Number of Ordinary Shares
Issued at the beginning of the year (1)		64,391,351	7,387,378	2,770,522
Issued in current Year (1)		95,447,813	57,003,973	4,616,856
Issued at the end of the year (1)		159,839,164	64,391,351	7,387,378
Weighted Average (1)		101,452,196	24,153,220	5,550,197

Diluted loss per share:
There are no dilutive instruments and therefore diluted earnings per share is the same as basic earnings per share

Instruments that could potentially dilute basic earnings per share in the future, but were not included in the calculation of diluted earnings per share because they are antidilutive:

Share Options and RSUs (1)		134,495	6,725,070	152,494

1)	Number of shares and options of the previous year are adjusted for share consolidation in the ratio of 1 for 10.